Equity, Share-Based Payment Reserve - Summary of Changes in Stock Option Plan (Detail) pure in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	144	571
Expired		(70)
Exercised	(144)	(357)
Ending balance		144